Other income (expense), net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Other income
Other income	€ 6,303	€ 626,311	€ 1,471
Foreign exchange gains, net			1,349
Total other income	6,303	626,311	2,820
Other expenses
Foreign exchange losses, net	(10,285)	(3,768)
Other operational expenses	(11,619)	(9,006)	(2,553)
Total other expenses	(21,904)	(12,774)	(2,553)
Other income (expense), net	€ (15,602)	€ 613,538	€ 267